Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Apr. 09, 2018 USD ($)	Apr. 09, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2012 CNY (¥)
Commitments and Contingencies [Line Items]
Operating leases in PRC, Hongkong and United States, total rental expenses	$ 16,305	¥ 89,780	¥ 93,869	¥ 92,520
Fair value of contingent consideration								¥ 47,755
Securities Litigation
Commitments and Contingencies [Line Items]
Accrued liability for legal contingencies	1,538						¥ 10,007
Subsequent Event | Securities Litigation
Commitments and Contingencies [Line Items]
Litigation settlement amount					$ 9,000	¥ 58,808
Noncurrent Liability
Commitments and Contingencies [Line Items]
Accrual for unrecognized tax benefits and interest	$ 2,538						¥ 16,511